Cover	Jan. 24, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 24, 2022
Entity Registrant Name	GoHealth, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39390
Entity Tax Identification Number	85-0563805
Entity Address, Address Line One	214 West Huron St.
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	386-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,$0.0001 par value per share
Trading Symbol	GOCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001808220
Amendment Flag	false